REVENUE CLASSES AND CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
REVENUE CLASSES AND CONCENTRATIONS
REVENUE CLASSES AND CONCENTRATIONS

NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Six Months Ended June 30,	Six Months Ended June 30,
	2022	2021

Revenue by product/service lines:

Retail	$2,024,011	$253,250
Distribution	2,649	13,904
Services	4,059,563	426,681
Total	$6,086,223	$693,835

Revenue by subsidiary:

SinglePoint (parent company)	$15,060	$19,363
Boston Solar	3,839,773	-
Direct Solar America	108,386	389,081
DIGS	5,741	30,693
EnergyWyze	111,403	37,600
Box Pure Aire	2,005,860	217,098
Total	$6,086,223	$693,835

One customer comprised 24% of the Company’s revenue for the six months ended June 30, 2022. No customers comprised 10% or greater of the Company’s revenue for the six months ended June 30, 2021.

NOTE 9 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Revenue by product/service lines:

Retail	$405,970	$85,428
Distribution	15,591	138,809
Services	387,341	2,653,924
Total	$808,902	$2,878,161

Revenue by subsidiary:

Singlepoint (parent company)	$35,326	$184,561
Direct Solar America	241,042	2,653,924
DIGS	37,358	39,676
Energywyze	146,299	-
Box Pure Air	348,877	-
Total	$808,902	$2,878,161

No customer comprised more than 10% of the Company’s revenue for years ended December 31, 2021.

Two customers comprised approximately 38% and 27% of the Company’s revenue for the year ended December 31, 2020.